Summary of Significant Accounting Policies: Basic (loss) Per Common Share (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Basic (loss) Per Common Share

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company's net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company's net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of June 30, 2013.

Basic (loss) Per Common Share

Basic (Loss) per Common Share

Basic (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of September 30, 2012.

	For the Year Ended September 30, 2012	From Inception On February 8, 2011 Through September 30, 2012
Net loss	$ (57,093)	$ (72,663)
Weighted average shares	66,033,000	65,961,692
Net loss per share	$ (0.00)	$ (0.00)